SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ in Thousands	Feb. 17, 2021	Jan. 14, 2021	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Line Items]
Total long-term debt				$ 1,600,129	$ 1,450,128
Subsequent Event [Member] | 2019 7.250% Studio City Notes [Member]
Subsequent Events [Line Items]
Debt Instrument Redemption Amount	$ 252,944
Subsequent Event [Member] | 2019 7.250% Studio City Notes [Member] | Conditional Tender Offer [Member]
Subsequent Events [Line Items]
Total long-term debt			$ 347,056
Subsequent Event [Member] | 2021 5.000% Studio City Notes, due 2029 [Member]
Subsequent Events [Line Items]
Total long-term debt		$ 750,000
Interest rate per annum		5.00%
Purchase price as percentage of principal		100.00%
Maturity date		2029